Capital Stock - Series G Preferred Stock Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 12, 2013 shares	Jan. 22, 2013 shares	Mar. 09, 2012 USD ($) Directors $ / shares shares	Feb. 28, 2015 $ / shares	Nov. 30, 2014 $ / shares	Oct. 31, 2014 $ / shares	Sep. 30, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares
Class of Stock [Line Items]
Number of shares of common stock sold	33,334	67,500
Legal costs | $								$ 169	$ 178
Conversion ratio for each share								5.048
Previously Reported [Member]
Class of Stock [Line Items]
Number of shares of common stock sold	5,000,000	10,125,000
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, conversion price | $ / shares			$ 60.00				$ 23.8103	$ 0.1981
Conversion ratio for each share			0.000167				0.0420
Number of directors to be nominated by preferred shareholders | Directors			2
Number of independent directors out of directors to be nominated by preferred shareholders | Directors			1
Legal costs | $			$ 59
Preferred stock, shares issued							5,000,000	5,000,000	0
Preferred stock, shares outstanding							5,000,000	5,000,000	0
Initial conversion price | $ / shares				$ 6.7200	$ 8.6400	$ 9.6705
Series G Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Convertible Redeemable Preferred stock, shares outstanding			1,000,000
Series G Preferred Stock [Member] | AR Partners, LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock sold			5,000,000
Total proceeds | $			$ 5,000
Issuance price per share | $ / shares			$ 1.00
Series G Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Convertible preferred stock, conversion price | $ / shares			$ 0.40
Conversion ratio for each share			0.025
Initial conversion price | $ / shares					$ 0.05760	$ 0.06447
Convertible Redeemable Series G Preferred stock [Member]
Class of Stock [Line Items]
Convertible Redeemable Preferred stock, shares outstanding								0	5,000,000
Convertible Redeemable Preferred stock, shares issued								0	5,000,000